Cover	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 corrects a typographical error in the first sentence of Item 1.01 which sentence is amended to read, in its entirety: “On October 20, 2021, Sigyn Therapeutics, Inc. (the “Company”) consummated, with accredited investors, the sale of 320,000 shares of Company common stock and warrants to purchase an aggregate of 320,000 shares of the Company’s common stock for gross proceeds totaling $400,000.”
Document Period End Date	Oct. 20, 2021
Entity File Number	333-204486
Entity Registrant Name	SIGYN THERAPEUTICS, INC.
Entity Central Index Key	0001642159
Entity Tax Identification Number	47-2573116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2468 Historic Decatur Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619.368.2000
Local Phone Number	368.2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true